INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (loss) for the year	$ (606,346)	$ (517,537)	$ (79,647)
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Anticipated tax recovery	$ 0	$ 0	$ 0
Change in tax rates resulting from:
Non-deductible items	1,667	8,962	15,250
Change in estimates	0	(2,268)	(7,259)
Change enacted of tax rate	0	(2,702)	0
Functional currency adjustments	2,050	(10,985)	(2,022)
Foreign tax rate differential	0	(53,640)	(84,074)
Disposition of subsidiaries	410,964	0	0
Change in valuation allowance	(414,681)	64,490	127,389
Income tax expense (recovery)	$ 0	$ 3,857	$ (49,284)